Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Consolidated Statement of Comprehensive Income
Profit/(loss) for the year	€ 1,917.1	€ 1,313.8	€ (240.8)
Items that will not be reclassified subsequently to profit or loss:
Net actuarial gain	6.6
Movements in hedging reserve, net of tax:
Effective portion of changes in fair value of cash-flow hedges	466.2	621.6	851.3
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	(293.9)	(291.7)	75.4
Net other changes in fair value of cash-flow hedges transferred to profit or loss	62.2	(1,593.9)	157.4
Net movements in cash-flow hedge reserve	234.5	(1,264.0)	1,084.1
Total other comprehensive income/(loss) for the year, net of income tax	241.1	(1,264.0)	1,084.1
Total comprehensive income for the year - all attributable to equity holders of parent	€ 2,158.2	€ 49.8	€ 843.3